RIGHT-OF-USE ASSETS	9 Months Ended
Sep. 30, 2021
Right-of-use Assets
RIGHT-OF-USE ASSETS

6.	RIGHT-OF-USE ASSETS

		For the nine-month period ended September 30, 2021
	Buildings $	Equipment $	Rolling stocks $	Total $
COST
As at January 1, 2021	1,297	339	273	1,909
New leases	1,617	-	-	1,617
End of leases	(252)	(339)	(109)	(700)
As at September 30, 2021	2,662	-	164	2,826
ACCUMULATED DEPRECIATION
As at January 1, 2021	386	321	135	842
Depreciation	309	3	36	348
End of leases	(253)	(324)	(109)	(686)
As at September 30, 2021	442	-	62	504
Net book value as at September 30, 2021	2,220	-	102	2,322

		For the year ended December 31, 2020
	Buildings $	Equipment $	Rolling stocks $	Total $
COST
As at January 1, 2020	457	339	158	954
New leases	840	-	-	840
Remeasurement of lease	-	-	115	115
As at December 31, 2020	1,297	339	273	1,909
ACCUMULATED DEPRECIATION
As at January 1, 2020	157	167	67	391
Depreciation	229	154	68	451
As at December 31, 2020	386	321	135	842
Net book value as at December 31, 2020	911	18	138	1,067

Depreciation of right-of-use assets included in the exploration and evaluation expenses are $52 and $159 for the three and nine-month periods ended September 30, 2021, respectively (three and nine-month periods ended September 30, 2020: $90 and $276). Depreciation of right-of-use assets included in the Battery Material Plant project expense are $40 and $121 (three and nine-month periods ended September 30, 2020: nil).